NON-WHOLLY OWNED SUBSIDIARIES	12 Months Ended
Dec. 31, 2023
Interests In Other Entities [Abstract]
NON-WHOLLY OWNED SUBSIDIARIES	NON-WHOLLY OWNED SUBSIDIARIES
The following tables present the gross assets and liabilities as at December 31, 2023 and 2022 as well as gross amounts of revenues, net income (loss), other comprehensive income (loss) and distributions for the years ended December 31, 2023, 2022 and 2021 from the partnership’s investments in material non-wholly owned subsidiaries:

	Year ended December 31, 2023
	Total							Profit/(loss) allocated to others’ ownership interest	Distributions to others’ ownership interest	Equity allocated to others’ ownership interest
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenues	Net income (loss)	OCI
Business services	$5,983	$28,864	$6,857	$20,507	$29,225	$611	$25	$333	$(1,853)	$5,148
Infrastructure services	1,858	14,787	1,826	10,448	7,448	3,618	(4)	1,995	(1,839)	2,773
Industrials	5,255	21,113	3,630	16,789	14,801	(8)	214	8	(41)	4,137
Total	$13,096	$64,764	$12,313	$47,744	$51,474	$4,221	$235	$2,336	$(3,733)	$12,058

	Year ended December 31, 2022
	Total							Profit/(loss) allocated to others’ ownership interest	Distributions to others’ ownership interest	Equity allocated to others’ ownership interest
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenues	Net income (loss)	OCI
Business services	$5,829	$28,956	$7,128	$18,896	$31,432	$197	$(344)	$95	$(1,122)	$5,990
Infrastructure services	3,739	18,360	4,277	14,031	7,516	(30)	128	(53)	(1,083)	2,474
Industrials	5,439	20,773	3,540	17,385	14,448	202	76	112	(44)	3,642
Total	$15,007	$68,089	$14,945	$50,312	$53,396	$369	$(140)	$154	$(2,249)	$12,106

	Year ended December 31, 2021
	Total			Profit/(loss) allocated to others’ ownership interest	Distributions to others’ ownership interest	Equity allocated to others’ ownership interest
(US$ MILLIONS)	Revenues	Net income (loss)	OCI
Business services	$26,162	$526	$(71)	$351	$(821)	$3,257
Infrastructure services	4,458	(294)	274	(179)	(74)	1,296
Industrials	12,139	1,820	(81)	1,238	(728)	3,513
Total	$42,759	$2,052	$122	$1,410	$(1,623)	$8,066
The following table outlines the composition of accumulated non-controlling interests related to the interest of others presented in the partnership’s consolidated statements of financial position as at December 31, 2023 and 2022:

(US$ MILLIONS)	2023	2022
Non-controlling interests related to material non-wholly owned subsidiaries
Business services	$5,148	$5,990
Infrastructure services	2,773	2,474
Industrials	4,137	3,642
Total non-controlling interests in material non-wholly owned subsidiaries	$12,058	$12,106
Total individually immaterial non-controlling interests balance	158	729
Total non-controlling interests	$12,216	$12,835